Segment Information (Summary Of Operating Revenues And Expenses By Segment) (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	May 08, 2012 Advertising Solutions [Member]	May 08, 2012 YP Holdings LLC [Member]
Business Segment Disposal [Line Items]
Date of sale of subsidiary		May 08, 2012
Equity interest in new company			47.00%
Number of Reportable Segments	3